Gain (loss) on financial instruments, net (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of gain or loss on financial instrument recognized in the consolidated statements of profit or loss
The amounts that were recognized in profit or loss related to the results of financial instruments are detailed below:

	December 31,
	2022	2021	2020
Loss on derivative financial instruments and foreign currency exchange, net	(1,920)	(1,870)	(1,813)
Unrealized gain (loss) on financial instruments at FVTPL	—	227	(806)
Realized gain (loss) on financial instruments at FVTPL	510	—	(2,175)
Gain on sale of financial instruments at amortized cost	—	333	—
Realized gain on financial instruments at FVOCI	—	14	—
	(1,410)	(1,296)	(4,794)